Intangible fixed assets - Additional Information (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible fixed assets	$ 18,235,034	$ 8,776,530	$ 4,047,138
Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible fixed assets	18,235,034	8,776,530	4,047,138
Cost | Development costs
Disclosure of detailed information about intangible assets [line items]
Intangible fixed assets	$ 18,235,034	$ 8,776,530	$ 4,047,138	$ 441,856